Schedule of future minimum lease payments under non-cancellable operating leases (Details)	Dec. 31, 2024 USD ($)
Schedule Of Right-of-use Assets And Lease Liabilities
2025	$ 194,984
2026	162,487
Total future minimum lease payment	357,471
Less: imputed interest	(28,915)
Total lease liabilities	$ 328,556